Leases (Details) - Schedule of Operating Lease Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Expenses [Abstract]
Operating lease cost, Classification	Cost of revenue, general and administrative expenses
Operating lease cost	$ 10,000	$ 62,364	$ 108,580
Total lease cost	$ 10,000	62,364	108,580
Operating lease cost-discontinued operations, Classification	Cost of revenue, general and administrative expenses
Operating lease cost-discontinued operations		(62,364)	$ (108,580)
Total lease cost	$ 10,000